Derivative and Hedging Instruments - Summary of Fair Values of Derivative Instruments by Remaining Term to Maturity (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of detailed information about hedges [Line Items]
Derivative assets	$ 8,546,000,000	$ 8,588,000,000	$ 17,503,000,000
Derivative liabilities	11,730,000,000	14,289,000,000	$ 10,038,000,000
Derivative liabilities	11,687,000,000
Remaining term to maturity (notional amounts)	440,077,000,000	395,957,000,000
Credit equivalent amount	1,661,000,000	2,002,000,000
Capital Requirement	28,000,000	38,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	8,546,000,000	8,588,000,000
Derivative liabilities	(11,687,000,000)	(14,289,000,000)
Derivative liabilities	(11,687,000,000)
Fair value, net	(3,141,000,000)	(5,701,000,000)
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	345,768,000,000	314,357,000,000
Credit equivalent amount	308,000,000	491,000,000
Capital Requirement	7,000,000	13,000,000
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	6,319,000,000	6,414,000,000
Derivative liabilities	(10,016,000,000)	(12,822,000,000)
Fair value, net	(3,697,000,000)	(6,408,000,000)
Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)		126,450,000,000
Credit equivalent amount	300,000,000	419,000,000
Capital Requirement	7,000,000	9,000,000
Interest rate swaps [Member] | OTC swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	5,295,000,000	5,992,000,000
Derivative liabilities	(6,850,000,000)	(8,135,000,000)
Fair value, net		(2,143,000,000)
Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	164,474,000,000	141,631,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	220,000,000	254,000,000
Derivative liabilities	(180,000,000)	(219,000,000)
Fair value, net	40,000,000	35,000,000
Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	33,991,000,000	28,414,000,000
Credit equivalent amount		8,000,000
Interest rate swaps [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	771,000,000	70,000,000
Derivative liabilities	(2,986,000,000)	(4,468,000,000)
Fair value, net	(2,215,000,000)	(4,398,000,000)
Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	9,449,000,000	11,772,000,000
Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	5,841,000,000	6,090,000,000
Credit equivalent amount	8,000,000	64,000,000
Capital Requirement		4,000,000
Interest rate swaps [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	33,000,000	98,000,000
Fair value, net	33,000,000	98,000,000
Foreign exchange [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	70,138,000,000	60,525,000,000
Credit equivalent amount	1,106,000,000	1,255,000,000
Capital Requirement	19,000,000	23,000,000
Foreign exchange [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	2,141,000,000	2,293,000,000
Derivative liabilities	(2,478,000,000)	(2,104,000,000)
Fair value, net	(337,000,000)	189,000,000
Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	24,204,000,000	17,336,000,000
Credit equivalent amount	19,000,000	89,000,000
Foreign exchange [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	163,000,000	226,000,000
Derivative liabilities	(299,000,000)	(258,000,000)
Fair value, net	(136,000,000)	(32,000,000)
Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,581,000,000	2,319,000,000
Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	43,353,000,000	40,870,000,000
Credit equivalent amount	1,087,000,000	1,166,000,000
Capital Requirement	19,000,000	23,000,000
Foreign exchange [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,978,000,000	2,067,000,000
Derivative liabilities	(2,179,000,000)	(1,846,000,000)
Fair value, net	(201,000,000)	221,000,000
Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	131,000,000	159,000,000
Credit derivatives [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	4,000,000	4,000,000
Fair value, net	4,000,000	4,000,000
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	24,171,000,000	21,075,000,000
Credit equivalent amount	247,000,000	256,000,000
Capital Requirement	2,000,000	2,000,000
Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	584,000,000	365,000,000
Derivative liabilities	(106,000,000)	(225,000,000)
Fair value, net	478,000,000	140,000,000
Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,040,000,000	3,813,000,000
Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	17,825,000,000	16,160,000,000
Credit equivalent amount	215,000,000	232,000,000
Capital Requirement	2,000,000	2,000,000
Equity contracts [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	562,000,000	335,000,000
Derivative liabilities	(28,000,000)	(218,000,000)
Fair value, net	534,000,000	117,000,000
Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,175,000,000	943,000,000
Credit equivalent amount	32,000,000	24,000,000
Equity contracts [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	18,000,000	26,000,000
Derivative liabilities	(78,000,000)	(7,000,000)
Fair value, net	(60,000,000)	19,000,000
Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	440,077,000,000	395,957,000,000
Credit equivalent amount	1,661,000,000	2,002,000,000
Capital Requirement	28,000,000	38,000,000
Financial Instruments [member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	9,044,000,000	9,072,000,000
Derivative liabilities	(12,600,000,000)	(15,151,000,000)
Fair value, net	(3,556,000,000)	(6,079,000,000)
Accrued interest [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	498,000,000	484,000,000
Derivative liabilities	(913,000,000)	(862,000,000)
Fair value, net	(415,000,000)	(378,000,000)
Less than 1 year [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,189,000,000	580,000,000
Derivative liabilities	1,561,000,000	2,656,000,000
Remaining term to maturity (notional amounts)	86,563,000,000	77,262,000,000
Less than 1 year [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	37,332,000,000	38,572,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,645,000,000	8,817,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,634,000,000	2,494,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	17,809,000,000	14,290,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	9,449,000,000	11,772,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	795,000,000	1,199,000,000
Less than 1 year [Member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	28,895,000,000	21,681,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	24,204,000,000	17,336,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,581,000,000	2,319,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,110,000,000	2,026,000,000
Less than 1 year [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,000,000	15,000,000
Less than 1 year [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	20,336,000,000	17,009,000,000
Less than 1 year [Member] | Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,040,000,000	3,813,000,000
Less than 1 year [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,830,000,000	12,634,000,000
Less than 1 year [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,452,000,000	547,000,000
Less than 1 year [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	86,563,000,000	77,262,000,000
1 to 3 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	603,000,000	556,000,000
Derivative liabilities	1,982,000,000	1,956,000,000
3 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	573,000,000	556,000,000
Derivative liabilities	717,000,000	1,146,000,000
1 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	87,166,000,000	65,612,000,000
1 to 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	71,549,000,000	51,071,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	20,923,000,000	19,253,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	33,082,000,000	16,823,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	16,182,000,000	13,926,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,362,000,000	1,069,000,000
1 to 5 years [Member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,782,000,000	10,475,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,782,000,000	10,475,000,000
1 to 5 years [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	117,000,000	144,000,000
1 to 5 years [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,835,000,000	4,066,000,000
1 to 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,995,000,000	3,526,000,000
1 to 5 years [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	723,000,000	396,000,000
1 to 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	87,166,000,000	65,612,000,000
Over 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	6,181,000,000	6,896,000,000
Derivative liabilities	7,427,000,000	8,531,000,000
Remaining term to maturity (notional amounts)	266,348,000,000	253,083,000,000
Over 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	236,887,000,000	224,714,000,000
Over 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)		98,380,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	126,758,000,000	122,314,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)		198,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,684,000,000	3,822,000,000
Over 5 years [Member] | Foreign exchange [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	29,461,000,000	28,369,000,000
Over 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	29,461,000,000	28,369,000,000
Over 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	$ 266,348,000,000	$ 253,083,000,000